CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - COP ($)		1 Months Ended	12 Months Ended
		Jul. 31, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Number of shares outstanding			953,214,664		961,827,000
Dividends paid, ordinary shares per share					$ 3,900		$ 3,536
Dividend payment			$ (4,293,604,000,000)		$ (3,343,319,000,000)		$ (3,343,319,000,000)
Other reserves			(31,904,000,000)		(35,076,000,000)		$ (35,580,000,000)
Share repurchase			$ (431,418,000,000)
Percentage of revaluation of Colombian peso against US Dollar			14.79%				20.54%
Revaluation of Colombian Peso, appreciation against USD			$ 3,757.08		4,409.15
Increase decrease through Realization of retained earnings equity					0	[1]	$ 0	[2]
Others			(3,445,000,000)	[3]	(26,359,000,000)		(22,393,000,000)
Share Buyback Program
Other reserves	[4]		1,350,000,000,000
Number of Share repurchase		8,612,336
Share repurchase	[4]	$ (431,418,000,000)
Appropriated Reserves (Note 23)
Dividend payment	[5]		(600,180,000,000)
Other reserves			541,899,000,000		2,531,068,000,000		4,114,104,000,000
Equity Securities through OCI
Increase decrease through Realization of retained earnings equity			(13,675,000,000)	[6]	$ (18,921,000,000)	[1]	$ 30,980,000,000	[2]
Additional Paid in capital
Others	[3]		37,000,000
Managed funds | Equity Securities through OCI
Increase decrease through Realization of retained earnings equity	[6]		10,025,000,000
Asset-backed securities | Equity Securities through OCI
Increase decrease through Realization of retained earnings equity	[6]		$ 3,650,000,000
Common shares
Number of shares outstanding			509,103,132		509,704,584		509,704,584
Preference shares
Number of shares outstanding			444,111,532		452,122,416		452,122,416

[1]	Mainly corresponds to partial payments of asset-backed securities investments.
[2]	Corresponds mainly to the exchange of shares from Bolsa de Valores de Colombia for shares of the Holding Bursátil Regional in Chile. The Holding Bursátil Regional was constituted as of the integration of the Colombia, Peru and Chile Stock Exchanges in November 2023.
[3]	The transaction for COP 37 in additional paid in capital corresponds to Grupo Cibest, recorded upon its capitalization.
[4]	At the extraordinary shareholders’ meeting of Cibest, held on June 9, 2025, a share buyback program was approved for Common Shares, Preferred Shares and ADSs of Grupo Cibest S.A., up to an amount of one trillion three hundred fifty billion Colombian pesos COP 1,350 trillion. As of July, 2025, the Grupo Cibest S.A. has bought back 8,612,336 shares worth COP 431,418. For further information, see Note 1. Reporting entity and Note23. Appropiated reserves.
[5]	The transaction for COP (600,180) corresponds to the payment of extraordinary dividend approved by the shareholders' meeting held on April 23, 2025.
[6]	Realization of retained earnings from equity securities through OCI, corresponds to the sale of the investment in Bladex for COP 10,025 and partial payments of asset-backed securities investments for COP 3,650.